Evercore Equity Fund
Schedule of Investments
September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Beverages - 2.1%
Constellation Brands, Inc. - Class A	25,800	$4,889,358

Chemicals - 2.4%
Celanese Corp.	53,210	5,717,414

Containers & Packaging - 1.7%
WestRock Co.	113,665	3,948,722

Drugs - 2.9%
Abbott Laboratories	63,490	6,909,617

Electrical Equipment - 4.8%
CDW Corp.	45,900	5,486,427
Roper Industries, Inc.	14,790	5,843,677
		11,330,104
Financial Services - 12.8%
BlackRock, Inc. - Class A	7,295	4,111,098
JPMorgan Chase & Co.	48,000	4,620,960
Mastercard, Inc.	30,560	10,334,475
Morgan Stanley	108,375	5,239,931
The Blackstone Group Inc. - Class A	119,525	6,239,205
		30,545,669
Health Care Services - 9.0%
Thermo Fisher Scientific, Inc.	28,570	12,614,227
UnitedHealth Group, Inc.	27,995	8,728,001
		21,342,228
Insurance - 1.5%
Chubb Ltd.	31,850	3,698,422

Media - 1.9%
The Walt Disney Co.	36,800	4,566,144

Office Equipment - 5.5%
Apple, Inc.	113,680	13,165,281

Property Management - 2.2%
CBRE Group, Inc. - Class A (a)	113,815	5,345,891

Restaurants - 2.8%
Domino's Pizza, Inc.	15,505	6,593,966

Retail - 1.7%
Best Buy Co., Inc.	35,390	3,938,553

Semiconductors - 6.7%
Applied Materials, Inc.	67,285	4,000,093
IPG Photonics Corp. (a)	26,675	4,533,950
Texas Instruments, Inc.	51,950	7,417,940
		15,951,983
Services - 11.2%
Accenture PLC - Class A	30,370	6,863,316
Alphabet, Inc. - Class A (a)	1,920	2,813,952
Alphabet, Inc. - Class C (a)	3,802	5,587,419
Amazon.com, Inc. (a)	3,605	11,351,172
		26,615,859
Software - 12.3%
Adobe Systems, Inc. (a)	17,085	8,378,996
Ansys, Inc. (a)	15,220	4,980,441
Microsoft Corp.	50,530	10,627,975
SS&C Technologies Holdings, Inc.	88,925	5,381,741
		29,369,153
Specialty Retail - 14.2%
Alibaba Group Holding Ltd. (a)	27,135	7,977,148
AutoZone, Inc. (a)	4,730	5,570,237
BorgWarner, Inc.	137,195	5,314,934
Home Depot, Inc.	33,175	9,213,029
Nike, Inc. - Class B	45,955	5,769,191
		33,844,539
Telecommunications - 2.7%
American Tower Corp. - REIT	26,565	6,421,557

TOTAL COMMON STOCKS (Cost $110,552,135)		234,194,460

SHORT-TERM INVESTMENT - 1.5%
Invesco Government & Agency Portfolio, Institutional Class, 0.02% (b)	3,549,427	3,549,427
TOTAL SHORT-TERM INVESTMENT (Cost $3,549,427)		3,549,427

Total Investments (Cost $114,101,562) - 99.9%		$237,743,887
Other Assets in Excess of Liabilities - 0.1%		207,950
TOTAL NET ASSETS - 100.0%		$237,951,837

(a) Non-income producing security
(b) The rate shown is the annualized seven day effective yield as of September 30, 2020.
REIT - Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$234,194,460	$–	$–	$234,194,460
Short-Term Investment	3,549,427	–	–	3,549,427
Total Investments	$237,743,887	$–	$–	$237,743,887

Please refer to the Schedule of Investments for further industry breakout.